Operating Expenses - Disclosure of Detailed Information About Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs
Total staff costs	£ 2,549	£ 2,555	£ 2,498
Depreciation and amortisation
Amortisation of acquired intangible assets	297	376	294
Share of joint ventures' amortisation of acquired intangible assets	1	0	1
Amortisation of internally developed intangible assets	295	319	249
Depreciation of property, plant and equipment	52	60	58
Depreciation of right-of-use assets	80	88	82
Pre-publication amortisation	60	62	55
Total depreciation and other amortisation	487	529	444
Total depreciation and amortisation (including amortisation of acquired intangibles)	785	905	739
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	2,562	2,487	2,755
Short-term and low value lease expenses	21	21	20
Operating lease rentals expense/(income)	(1)	(1)	(1)
Joint ventures [member]
Depreciation and amortisation
Amortisation of acquired intangible assets including joint ventures' share	£ 298	£ 376	£ 295